General and Adminstrative Expenses - Schedule of General and Adminstrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
General and Adminstrative Expenses [Abstract]
Professional expenses	$ 494,767	$ 157,497	$ 15,129
Audit fee	185,000	175,000
Depreciation expenses	190,540	147,767	169,283
Lease expenses	209,674	189,508	291,102
Payroll expense	3,564,075	3,007,987	604,090
Staff welfare	59,899	43,476	27,512
Travelling expense	25,420	31,119	74,889
Office expense	207,589	142,899	134,788
Bank charge	78,944	69,985	74,140
Insurance expenses	63,371	39,412	25,908
Entertainment expenses	61,217	43,178	43,420
License expenses	31,974	99,123	32,540
CECL provision (recoveries)		(8,782)	25,987
Inventory impairment provision	186,823	116,115
Impairment loss for marketable debt securities		42,291	60,754
Miscellaneous expenses	181,271	51,883	55,680
General and administrative expenses	$ 5,540,564	$ 4,348,458	$ 1,635,222